Note 9 - Stockholders' Equity (Details Textual) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 07, 2021	Feb. 11, 2021	Aug. 31, 2021	Feb. 28, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 28, 2021	Sep. 29, 2020	Sep. 24, 2020
Stock Repurchased During Period, Value					$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)								100	2,486
Stock Issued During Period, Shares, New Issues (in shares)		1,644,000
Shares Issued, Price Per Share (in dollars per share)		$ 6.25
Proceeds from Issuance of Common Stock		$ 9,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)						0		602,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)						602,000		602,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)						$ 2.79		$ 2.79	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)						9 years 2 months 12 days		9 years 10 months 24 days
Stock Issued During Period, Shares, Warrants Exercised (in shares)								36,902
Proceeds from Warrant Exercises			$ 230,000	$ 3,174,156		$ 3,404,156	$ 0	$ 2,500	$ 0
Class of Warrant or Right, Outstanding (in shares)								3,600,337
Stock Issued During Period, Shares, Issued for Services (in shares)						13,707		26,581	162
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)						1,500,000		1,000,000
Representative Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		72,000									128,000	128,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 6.875						$ 5.50				$ 5.50
Warrants and Rights Outstanding, Term (Year)												3 years
Class of Warrant or Right, Outstanding (in shares)								128,000
Stock Purchase Warrants First Issuance [Member]
Class of Warrant or Right, Exercised During Period (in shares)			27,004	188,688
Stock Issued During Period, Shares, Warrants Exercised (in shares)			3,839	145,866
Stock Purchase Warrants Second Issuance [Member]
Class of Warrant or Right, Exercised During Period (in shares)			50,000	690,034
Stock Issued During Period, Shares, Warrants Exercised (in shares)			50,000	690,034
Stock Purchase Warrant to PNP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)										100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										$ 13.00
Warrants and Rights Outstanding, Term (Year)										5 years
Stock Purchase Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 5.35
Warrants and Rights Outstanding, Term (Year)						3 years 10 months 24 days
Class of Warrant or Right, Outstanding (in shares)						2,816,631
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues (in shares)		204,000
Series B Convertible Preferred Stock [Member]
Stock Repurchased During Period, Shares (in shares)	100
Stock Repurchased During Period, Value	$ 1,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						0		100	100